INCOME TAXES - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deferred tax assets	$ 136,020	$ 135,585
Benefit (expense) to statement of earnings	5,774	121
Translation and other		314
Deferred tax assets	141,794	136,020
Deferred tax liabilities
Deferred tax liabilities	126,304	200,991
Benefit to statement of earnings	49,209	(74,687)
Deferred tax liabilities	175,513	126,304
Statements Of Financial Position Presentation [Abstract]
Net deferred tax assets	46,375	88,732
Deferred tax liabilities	80,094	79,017
Deferred tax (assets) liabilities	33,719	(9,715)
Losses [Member]
Deferred tax assets
Deferred tax assets	202,608	147,630
Benefit (expense) to statement of earnings	35,406	(54,978)
Translation and other		0
Deferred tax assets	238,014	202,608
Provisions [Member]
Deferred tax assets
Deferred tax assets	42,207	42,677
Benefit (expense) to statement of earnings	2,043	(784)
Translation and other		314
Deferred tax assets	44,250	42,207
Deferred tax asset not recognized [Member]
Deferred tax assets
Deferred tax assets	(130,613)	(70,716)
Benefit (expense) to statement of earnings	(28,715)	(59,897)
Translation and other		0
Deferred tax assets	(159,328)	(130,613)
Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	21,818	15,994
Benefit (expense) to statement of earnings	(2,960)	5,824
Translation and other		0
Deferred tax assets	18,858	21,818
Property, plant and equipment and mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities	129,941	178,991
Benefit to statement of earnings	58,576	(49,050)
Deferred tax liabilities	188,517	129,941
Effect of Mexican tax deconsolidation [Member]
Deferred tax liabilities
Deferred tax liabilities	0	0
Benefit to statement of earnings	0	0
Deferred tax liabilities	0	0
Other deferred tax liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities	(3,637)	22,000
Benefit to statement of earnings	(9,367)	(25,637)
Deferred tax liabilities	$ (13,004)	$ (3,637)